      As filed with the Securities and Exchange Commission on March 1, 2002

                                                      1933 Act File No. 33-91058
                                                      1940 Act File No. 811-9018

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                  Pre-Effective Amendment No.                          [ ]
                                                     ---------
                  Post-Effective Amendment No.          13             [X]
                                                     ---------
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                     [X]
                  Amendment No.                         14
                                                     ---------
                        (Check appropriate box or boxes.)

                        AMERICAN AADVANTAGE MILEAGE FUNDS
               (Exact name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

           Approximate Date of Proposed Public Offering  March 1, 2002
                                                        ---------------

It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on March 1, 2001 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Mileage Funds, the feeder trust.

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Mileage Class of the following American AAdvantage Mileage Funds: Money Market Mileage Fund, Municipal Money Market Mileage Fund and U.S. Government Money Market Mileage Fund

         Statement of Additional Information for the Mileage Class of the following American AAdvantage Mileage Funds: Money Market Mileage Fund, Municipal Money Market Mileage Fund and U.S. Government Money Market Mileage Fund

         Prospectus for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Statement of Additional Information for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Part C

         Signature Pages

         Exhibits

-----------------------------------
         MILEAGE CLASS(R)
-----------------------------------

              [LOGO]


          PRIVACY POLICY


                AND

            PROSPECTUS
           MARCH 1, 2002

[AMERICAN AADVANTAGE MILEAGE FUNDS
               LOGO]
--------------------------------------------------------------------------------


                                               MONEY MARKET MILEAGE FUND



                                       U.S. GOVERNMENT MONEY MARKET MILEAGE FUND



                                          MUNICIPAL MONEY MARKET MILEAGE FUND



    MANAGED BY AMR INVESTMENT SERVICES, INC.           This page is not part of the Prospectus.



[EAGLE LOGO]

                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]


                                 PRIVACY POLICY



The American AAdvantage Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.



We may collect nonpublic personal information about you from one or more of the following sources:



-information we receive from you on applications or other forms;



-information about your transactions with us or our service providers; and



-information we receive from third parties.



We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.



We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                    This page is not part of the Prospectus.

-----------------------------------
         MILEAGE CLASS(R)
-----------------------------------

              [LOGO]

            PROSPECTUS
           MARCH 1, 2002

[AMERICAN AADVANTAGE MILEAGE FUNDS
               LOGO]
--------------------------------------------------------------------------------


                                               MONEY MARKET MILEAGE FUND



                                       U.S. GOVERNMENT MONEY MARKET MILEAGE FUND



                                          MUNICIPAL MONEY MARKET MILEAGE FUND


                                                       The Securities and Exchange Commission does not guarantee
                                                       that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a
    MANAGED BY AMR INVESTMENT SERVICES, INC.           criminal offense.


[EAGLE LOGO]

     TABLE OF CONTENTS

    About the Funds

    Overview....................................................    2
      Money Market Mileage Fund.................................    3
      U.S. Government Money Market Mileage Fund.................    7
      Municipal Money Market Mileage Fund.......................   11
    The Manager.................................................   15
    Valuation of Shares.........................................   16

    About Your Investment

    Purchase and Redemption of Shares...........................   16
    Distributions and Taxes.....................................   23
    AAdvantage(R) Miles.........................................   24

    Additional Information

    Distribution of Fund Shares.................................   26
    Master-Feeder Structure.....................................   26
    Financial Highlights........................................   27
    Additional Information.................................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------

The American AAdvantage Mileage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


Each shareholder will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in any Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE


MONEY MARKET MILEAGE FUND(SM)

--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.


The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions,

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or

- desire to receive miles in the American Airlines AAdvantage(R) program.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Money Market Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Thus, performance results shown below from that date through December 31, 2001 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   3.76%
93..........................................................   3.03%
94..........................................................   3.91%
95..........................................................   5.67%
96..........................................................   5.05%
97..........................................................   5.18%
98..........................................................   5.11%
99..........................................................   4.84%
00..........................................................   6.07%
01..........................................................   3.76%

Highest Quarterly Return:                                   1.56%
  (1/1/92 through 12/31/01)                           (3rd Quarter 2000)
Lowest Quarterly Return:                                    0.52%
  (1/1/92 through 12/31/01)                           (4th Quarter 2001)


                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  3.76%      4.99%      4.63%



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.28
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.63%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $64
3 YEARS.................................................  $202
5 YEARS.................................................  $351
10 YEARS................................................  $786


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

U.S. GOVERNMENT

MONEY MARKET MILEAGE FUND(SM)

--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Currently, the Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE

U.S. GOVERNMENT

MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)

--------------------------------------------------------------------------------


Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions,

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or

- desire to receive miles in the American Airlines AAdvantage(R) program.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.


The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Thus, performance results shown below from that date through December 31, 2001 are for the



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE

U.S. GOVERNMENT

MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)

--------------------------------------------------------------------------------

Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................  3.00%
94..........................................................  3.79%
95..........................................................  5.37%
96..........................................................  4.91%
97..........................................................  5.04%
98..........................................................  5.04%
99..........................................................  4.62%
00..........................................................  5.93%
01..........................................................  3.72%




Highest Quarterly Return:          1.54%
  (1/1/93 through 12/31/01)  (3rd Quarter 2000)
Lowest Quarterly Return:           0.55%
  (1/1/93 through 12/31/01)  (4th Quarter 2001)


                                                            AVERAGE ANNUAL TOTAL RETURN
                                                           ------------------------------
                                                                   AS OF 12/31/01
                                                           ------------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                           1 YEAR    5 YEARS    (3/2/92)
                                                           ------    -------    ---------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND................  3.72%      4.87%       4.51%


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE

U.S. GOVERNMENT

MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.35
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.70%
                                                              ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the AMR Trust.


Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................................   $72
3 YEARS.................................................  $224
5 YEARS.................................................  $390
10 YEARS................................................  $871


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE

MUNICIPAL

MONEY MARKET MILEAGE FUND(SM)

--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the AMR Trust.

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

Currently, the Manager is the sole investment adviser to the Fund.


The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE

MUNICIPAL

MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)

--------------------------------------------------------------------------------


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income that is generally exempt from Federal income tax,

- require a short-term investment vehicle for cash when making long-term investment decisions,

- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts, or

- desire to receive miles in the American Airlines AAdvantage(R) program.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE

MUNICIPAL

MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)

--------------------------------------------------------------------------------


Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown below from that date through December 31, 2001 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.


 TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR





94......................................................  2.37%
95......................................................  3.48%
96......................................................  3.09%
97......................................................  3.23%
98......................................................  3.06%
99......................................................  2.78%
00......................................................  3.63%
01......................................................  2.17%

Highest Quarterly Return:          0.95%
  (1/1/94 through 12/31/01)  (4th Quarter 2000)
Lowest Quarterly Return:           0.29%
  (1/1/94 through 12/31/01)  (4th Quarter 2001)

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                          -------------------------------
                                                                  AS OF 12/31/01
                                                          -------------------------------
                                                                                 SINCE
                                                                               INCEPTION
                                                          1 YEAR    5 YEARS    (11/10/93)
                                                          ------    -------    ----------
MUNICIPAL MONEY MARKET MILEAGE FUND.....................  2.17%      2.97%       2.96%


--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE

MUNICIPAL

MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.43
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.78%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $80
3 YEARS.................................................  $249
5 YEARS.................................................  $433
10 YEARS................................................  $966


--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

The Manager
-----------

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment program for each Fund and serves as the sole investment adviser to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AMR Trust and the Funds (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.


--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Debt securities usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable each Fund to maintain a stable NAV of $1.00 per share.


The NAV of Mileage Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business, or such other time as designated by a Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

ABOUT YOUR INVESTMENT


--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------



Eligibility
-----------



Mileage Fund shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Funds.



--------------------------------------------------------------------------------

About Your Investment                  16                             Prospectus

Purchase Policies
-----------------



No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.


                                                              PURCHASE BY
FUND                                                        (EASTERN TIME):*
----                                                        ----------------
Municipal Money Market                                         11:45 a.m.
All other Funds                                                 4:00 p.m.

*or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks or third party checks.

Opening an Account
------------------

A completed, signed application is required to open an account. If you are not yet a member of the AAdvantage program, you may join by calling (800) 882-8880 or by visiting www.aa.com. You may request a Fund application form by:


- calling (800) 388-3344, or

- visiting the Funds' web site at www.aafunds.com and downloading an account application.



Complete the application, sign it and



                                    Mail to:


                       American AAdvantage Mileage Funds


                                P.O. Box 219643


                           Kansas City, MO 64121-9643



--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 388-3344. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.

                                                         SAME DAY WIRE
FUND                                              REDEMPTION ORDER DEADLINE:*
----                                              ---------------------------
Money Market and U.S. Government Money Market       2:00 p.m. Eastern Time
Municipal Money Market                              11:45 a.m. Eastern Time

*Or the close of the Exchange (whichever comes first)


In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.


Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.



--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

HOW TO PURCHASE SHARES

To Make an Initial Purchase          To Add to an Existing Account
------------------------------------------------------------------------
By Check

- Make check payable to American     Include the shareholder's account
  AAdvantage Mileage Funds.          number, Fund name and Fund number
- Include the Fund name and Fund     on the check. Mail check ($50
  number on the check.               minimum) to:
- Mail check ($2,500 minimum) to:
                                     American AAdvantage Mileage Funds
  American AAdvantage Mileage Funds  P.O. Box 219643
  P.O. Box 219643                    Kansas City, MO 64121-9643
  Kansas City, MO 64121-9643

By Wire

If your account has been             Call (800) 388-3344 to purchase
established, you may call (800)      shares by wire. Send a bank wire
388-3344 to purchase shares by       ($500 minimum) to State Street Bank
wire. Send a bank wire ($2,500       & Trust Co. with these
minimum) to State Street Bank &      instructions:
Trust Co. with these instructions:
                                     - ABA# 0110-0002-8; AC-9905-342-3,
- ABA# 0110-0002-8; AC-9905-342-3,   - Attn: American AAdvantage Mileage
- Attn: American AAdvantage Mileage    Funds,
  Funds,                             - the Fund name and Fund number,
- the Fund name and Fund number,       and
  and                                - shareholder's account number and
- shareholder's account number and     registration.
  registration.

Via My Account on www.aafunds.com

- Funds will be transferred          - The minimum amount for each
  automatically from your bank         additional purchase is $50.
  account via Automated Clearing
  House ("ACH") if valid bank
  instructions were included on
  your application. If not, please
  call (800) 388-3344 to establish
  bank instructions prior to the
  purchase.
- A $2,500 minimum is required to
  establish a new account.


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

To Make an Initial Purchase          To Add to an Existing Account
------------------------------------------------------------------------

By Pre-Authorized Automatic Investment

- The minimum account size of        - Funds will be transferred
  $2,500 must be met before            automatically from your bank
  establishing an automatic            account via ACH on or about the
  investment plan.                     5th day of each month or quarter,
- Fill in required information on      depending upon which periods you
  the account application,             specify. If you establish your
  including amount of automatic        automatic investment plan through
  investment ($50 minimum). Attach     www.aafunds.com, you can choose
  a voided check to the account        the date and frequency of
  application.                         transfer.
- An automatic investment plan may
  also be established through
  www.aafunds.com.

By Exchange

- Send a written request to the      - You may purchase shares of a Fund
  address above, call (800)            by exchanging shares from another
  388-3344 or visit                    American AAdvantage Mileage Fund
  www.aafunds.com.                     if you have owned shares of the
- A $2,500 minimum is required to      other Fund for at least 15 days.
  establish a new account in         - The minimum amount for each
  another American AAdvantage          exchange is $50.
  Mileage Fund by making an
  exchange.


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

HOW TO REDEEM SHARES

Method                               Additional Information
------------------------------------------------------------------------
By Telephone

Call (800) 388-3344 to request a     - Telephone redemption orders are
redemption.                            limited to $50,000 within any 30
                                       day period.
                                     - Proceeds will generally be mailed
                                       only to the account address of
                                       record or transmitted by wire
                                       ($500 minimum and $10 fee) to a
                                       commercial bank designated on the
                                       account application form.

By Mail

Write a letter of instruction        - Proceeds will only be mailed to
including                              the account address of record or
- the Fund name and Fund number,       transmitted by wire ($500 minimum
- shareholder account number,          and $10 fee) to a commercial bank
- shares or dollar amount to be        account designated on the account
  redeemed, and                        application form.
- authorized signature(s) of all
  persons required to sign for the   A signature guarantee is required
  account.                           for redemption orders:
                                     - in amounts of $50,000 or more,
Mail to:                             - with a request to send the
American AAdvantage Mileage Funds      proceeds to an address or
P.O. Box 219643 Kansas City, MO        commercial bank account other
64121-9643                             than the address or commercial
                                       bank account designated on the
                                       account application, or
                                     - for an account whose address has
                                       changed within the last 30 days
                                       if proceeds are sent by check.
                                     Call (800) 388-3344 for
                                     instructions and further
                                     assistance.

By Shareholder Draft

Choose the check writing feature on  - Minimum check amount is $100.
the account application or           - A $2 service fee per check is
establish via www.aafunds.com.         charged for check copies.


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

Method                               Additional Information
------------------------------------------------------------------------

By Pre-Authorized Automatic Redemption

- Fill in required information on    - Proceeds will be transferred
  the account application or           automatically from your Fund
  establish via www.aafunds.com        account to your bank account via
  ($100 minimum).                      ACH on or about the 15th day of
                                       each month. If you establish
                                       automatic redemption through
                                       www.aafunds.com, you can choose
                                       the date and frequency of
                                       transfer.

By Exchange

- Send a written request to the      - You may sell shares of a Fund in
  address above, call (800)            exchange for shares of another
  388-3344 to exchange shares          American AAdvantage Mileage Fund
  through the Automated Voice          if you have owned shares of the
  Response System or visit             Fund for at least 15 days.
  www.aafunds.com.                   - The minimum amount for each
- A $2,500 minimum is required to      exchange is $50.
  establish a new account in
  another American AAdvantage
  Mileage Fund by making an
  exchange.

Via My Account on www.aafunds.com

- Please call (800)388-3344 to       - Proceeds will only be mailed to
  establish bank instructions, if      the account address of record,
  you wish to receive redemption       transmitted by wire to a
  proceeds via wire or ACH.            commercial bank account
                                       designated on the account
                                       application form or transferred
                                       via ACH to your bank account.
                                     - The minimum amount is $500 for a
                                       wire and $50 for a check or ACH.
                                     - A $10 fee is charged for each
                                       wire.


--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

General Policies
----------------

If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

- modify or terminate the exchange privilege at any time, and

- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Third parties, such as broker-dealers, who offer Fund shares, may charge transaction fees and set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes
-----------------------


The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Money Market Fund, dividends and distributions of net realized gains are usually taxable as ordinary income. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.


--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for the federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.


This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AAdvantage(R) Miles
-------------------

The AAdvantage program offers its members the opportunity to obtain free upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rentals and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 882-8880 or visit www.aa.com.

AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in a Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Funds. These miles appear on the monthly account statement as well as on subsequent AAdvantage program statements.

In the case of trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in a Fund, trustees of trust accounts should consult their own legal and tax advisers as to

--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus
the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity or from other sources.

The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.


--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------


The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreement, and any fees received by an investment adviser pursuant to an Investment Advisory Agreement with the Manager, to be used for the sale and distribution of Fund shares. The Plan provides that each Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board of Trustees of the Funds) for distribution-related services. The primary expenses expected to be incurred under the Plan are advertising and participation in the AAdvantage program.

Master-Feeder Structure
-----------------------



The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:


Investor
purchases shares of
Feeder Fund
which invests in
Master Fund
which buys
Investment Securities


Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur,


--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus
that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.


                                                      MONEY MARKET MILEAGE FUND -- MILEAGE CLASS
                                           -----------------------------------------------------------------
                                              YEAR ENDED        TWO MONTHS
                                             DECEMBER 31,         ENDED           YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE     -----------------   DECEMBER 31,   ------------------------------
PERIOD:                                     2001      2000         1999         1999       1998       1997
--------------------------------------     -------   -------   ------------   --------   --------   --------
Net asset value, beginning of period.....  $  1.00   $  1.00     $   1.00     $   1.00   $   1.00   $   1.00
                                           -------   -------     --------     --------   --------   --------
Income from investment operations:
 Net investment income(A)................     0.04      0.06         0.01         0.05       0.05       0.05
 Dividends from net investment income....    (0.04)    (0.06)       (0.01)       (0.05)     (0.05)     (0.05)
                                           -------   -------     --------     --------   --------   --------
Net asset value, end of period...........  $  1.00   $  1.00     $   1.00     $   1.00   $   1.00   $   1.00
                                           =======   =======     ========     ========   ========   ========
Total return.............................     3.76%     6.07%        0.89%(B)     4.74%      5.18%      5.14%
                                           =======   =======     ========     ========   ========   ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)............................  $86,910   $97,698     $112,653     $124,703   $114,844   $104,947
 Ratios to average net assets
   (annualized)(A):
   Expenses..............................     0.63%     0.61%        0.57%        0.59%      0.66%      0.67%
   Net investment income.................     3.74%     5.87%        5.30%        4.63%      5.07%      5.02%
 Decrease reflected in above expense
   ratio due to absorption of expenses by
   the Manager...........................       --        --           --           --       0.03%      0.07%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Portfolio of the AMR Investment Services Trust.



(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

                                                               U.S. GOVERNMENT MONEY MARKET
                                                              MILEAGE FUND -- MILEAGE CLASS
                                              --------------------------------------------------------------
                                                 YEAR ENDED        TWO MONTHS
                                                DECEMBER 31,         ENDED         YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE        -----------------   DECEMBER 31,   ---------------------------
PERIOD:                                        2001      2000         1999        1999      1998     1997(A)
--------------------------------------        -------   -------   ------------   -------   -------   -------
Net asset value, beginning of period........  $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                              -------   -------     -------      -------   -------   -------
Income from investment operations:
 Net investment income(B)...................     0.04      0.06        0.01         0.04      0.05      0.05
 Dividends from net investment income.......    (0.04)    (0.06)      (0.01)       (0.04)    (0.05)    (0.05)
                                              -------   -------     -------      -------   -------   -------
Net asset value, end of period..............  $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                              =======   =======     =======      =======   =======   =======
Total return................................     3.72%     5.93%       0.87%(C)     4.50%     5.13%     5.00%
                                              =======   =======     =======      =======   =======   =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)...  $17,798   $18,400     $29,407      $34,059   $33,713   $28,791
 Ratios to average net assets
   (annualized)(B):
   Expenses.................................     0.62%     0.62%       0.62%        0.62%     0.62%     0.62%
   Net investment income....................     3.66%     5.72%       5.17%        4.41%     5.02%     4.91%
 Decrease reflected in above expense ratio
   due to absorption of expenses by the
   Manager..................................     0.08%     0.26%       0.16%        0.10%     0.04%     0.16%


(A) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies.


(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the U.S. Government Money Market Portfolio of the AMR Investment Services Trust.



(C) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                                  MUNICIPAL MONEY MARKET
                                                              MILEAGE FUND -- MILEAGE CLASS
                                              --------------------------------------------------------------
                                                 YEAR ENDED        TWO MONTHS
                                                DECEMBER 31,         ENDED         YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE        -----------------   DECEMBER 31,   ---------------------------
PERIOD:                                        2001      2000         1999        1999      1998      1997
--------------------------------------        -------   -------   ------------   -------   -------   -------
Net asset value, beginning of period........  $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                              -------   -------     -------      -------   -------   -------
Income from investment operations:
 Net investment income(A)...................     0.02      0.04        0.01         0.03      0.03      0.03
 Dividends from net investment income.......    (0.02)    (0.04)      (0.01)       (0.03)    (0.03)    (0.03)
                                              -------   -------     -------      -------   -------   -------
Net asset value, end of period..............  $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                              =======   =======     =======      =======   =======   =======
Total return................................     2.17%     3.63%       0.55%(B)     2.69%     3.16%     3.18%
                                              =======   =======     =======      =======   =======   =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)...  $25,792   $28,971     $28,693      $28,338   $24,742   $26,564
 Ratios to average net assets
   (annualized)(A):
   Expenses.................................     0.65%     0.61%       0.57%        0.64%     0.65%     0.65%
   Net investment income....................     2.15%     3.58%       3.27%        2.64%     3.12%     3.13%
 Decrease reflected in above expense ratio
   due to absorption of expenses by the
   Manager..................................     0.13%     0.01%         --         0.08%     0.18%     0.13%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Municipal Money Market Portfolio of the AMR Investment Services Trust.



(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344.

 ANNUAL REPORT/SEMI-ANNUAL REPORT

 The Funds' Annual and Semi-Annual Reports list each Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

 STATEMENT OF ADDITIONAL INFORMATION
 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:


              [LOGO]                               [LOGO]
           BY TELEPHONE:                          BY MAIL:
        Call (800) 388-3344           american aadvantage.funds@aa.com

              [LOGO]                               [LOGO]
            BY E-MAIL:                        ON THE INTERNET:
     American AAdvantage Funds              Visit our website at
          P.O. Box 619003                      www.aafunds.com
    DFW Airport, TX 75261-9003            Visit the SEC website at
                                                 www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
FUND SERVICE PROVIDERS:


  CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
  STATE STREET BANK            NATIONAL FINANCIAL           ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
   AND TRUST                   DATA SERVICES                Dallas, Texas                Dallas, Texas
  Boston, Massachusetts        Kansas City, Missouri

                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                            SEC File Number 811-9018


American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of AMR Investment Services, Inc. American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund, and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)

                                  MARCH 1, 2002

               Money Market Mileage Fund (the "Money Market Fund")
     Municipal Money Market Mileage Fund (the "Municipal Money Market Fund") U.S. Government Money Market Mileage Fund (the "U.S. Gov't. Money Market Fund")

         Each Fund (collectively, the "Funds") is a separate investment portfolio of the American AAdvantage Mileage Funds (the "Trust"), a no load, open-end diversified management investment company organized as a Massachusetts business trust on February 22, 1995. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. The Funds consist of two classes of shares to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Mileage Class of the Funds.

         Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the AMR Investment Services Trust ("AMR Trust"), a separate investment company managed by AMR Investment Services, Inc. (the "Manager").

         This SAI should be read in conjunction with the Prospectus for the Trust dated March 1, 2002 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 388-3344. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks............................................................................2

Investment Restrictions..................................................................................................2

Trustees and Officers of the Trust and the AMR Trust.....................................................................4

Code of Ethics...........................................................................................................7

Control Persons and 5% Shareholders......................................................................................7

Management, Administrative Services and Distribution Fees................................................................8

Other Service Providers..................................................................................................9

Portfolio Securities Transactions........................................................................................9

Redemptions in Kind......................................................................................................9

Net Asset Value..........................................................................................................9

Tax Information.........................................................................................................10

Yield and Total Return Quotations.......................................................................................12

Description of the Trust................................................................................................14

Other Information.......................................................................................................14

Financial Statements....................................................................................................21

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         Each Fund may:

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sale is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending, the Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board of Trustees ("AMR Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the AMR Trust:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the Trust's Board of Trustees ("Board").

         In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

         No Portfolio of the AMR Trust may:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that a Portfolio may engage in when-issued and forward commitment securities transactions.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except, with respect to the Money Market Portfolio, for the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;
         (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to a Portfolio, by a vote of a majority of the AMR Trust Board. Each Fund and Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

         All Funds and Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. However, pursuant to exemptive relief granted by the SEC, the Money Market Fund or Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, the Municipal Money Market Fund or Municipal Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio, and the U.S. Gov't. Money Market Fund or U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. A Fund or Portfolio of the AMR Trust may incur duplicate advisory or management fees when investing in another mutual fund.

              TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

         The Board and the AMR Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and administration of the Trust's assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                                POSITION, TERM OF
                              OFFICE AND LENGTH OF
                                TIME SERVED WITH
NAME, AGE AND ADDRESS              EACH TRUST          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------         --------------------     ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                      Term
                                      ----
                                Lifetime of Trust
                                 until removal,
                                 resignation or
                                   retirement*

William F. Quinn** (54)        Trustee since 1987      President, AMR Investment Services, Inc. (1986-Present);
                               and President since     Chairman, American Airlines Federal Credit Union
                                      1986             (1989-Present); Director, Crescent Real Estate Equities, Inc.
                                                       (1994-Present); Member, Southern Methodist University Cox
                                                       School of Business Advisory Board (1999-Present); Director,
                                                       Southern Methodist University Endowment Fund Advisory Board
                                                       (1996-Present); Member, New York Stock Exchange Pension
                                                       Manager's Advisory Committee (1997-1998, 2000-Present);
                                                       Trustee, American AAdvantage Funds (1987-Present); Trustee,
                                                       American AAdvantage Select Funds (1999-Present).

Alan D. Feld** (65)           Trustee since 1996       Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                                    (1960-Present); Director, Clear Channel Communications (1984-Present);
Suite 4100                                             Trustee, CenterPoint Properties (1994-Present); Trustee, American
Dallas, Texas 75201                                    AAdvantage Funds (1996-Present); Trustee, American AAdvantage Select
                                                       Funds (1999-Present).

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH EACH TRUST      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------            -----------------     ---------------------------------------------------------------------
NON-INTERESTED TRUSTEES

                                       Term
                                       ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

Dee J. Kelly, Jr. (41)          Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee,
201 Main Street, Suite 2500                          American AAdvantage Funds (2001-Present); Trustee, American AAdvantage
Fort Worth, Texas 76102                              Select Funds (2001-Present).

Stephen D. O'Sullivan (66)      Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage Funds (1987-Present);
5730 East 105th Street                               Trustee, American AAdvantage Select Funds (1999-Present).
Tulsa, OK 74137

R. Gerald Turner (56)           Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                             ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                             (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                  (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                     Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                     Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                     Member, National Association of Independent Colleges and Universities Board
                                                     of Directors; Trustee, American AAdvantage Funds (2001-Present); Trustee,
                                                     American AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (46)        Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                   (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                           Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                  Relations (1995-Present); Director, Just For the Kids (1995-Present);
                                                     Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                     System of Texas (1993-1999); Director, United States Enrichment Corporation
                                                     (1993-1998), Director, Starwood Financial Trust (1998-2001); Trustee,
                                                     American AAdvantage Funds (1996-Present); Trustee, American AAdvantage
                                                     Select Funds (1999-Present).




OFFICERS
                                       Term
                                       ----
                                     One Year
Nancy A. Eckl (39)                 VP since 1990     Vice President, Trust Investments, AMR Investment Services, Inc.
                                                     (1990-Present).

Michael W. Fields (48)             VP since 1989     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                     (1988-Present).

Barry Y. Greenberg (38)          VP and Assistant    Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                  Secretary since    (1995-Present).
                                       1995

Rebecca L. Harris (35)            Treasurer since    Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

John B. Roberson (43)              VP since 1989     Vice President, Director of Sales, AMR Investment Services, Inc.
                                                     (1991-Present).

Robert J. Zutz (49)               Secretary since    Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW             1998
2nd Floor
Washington, D.C. 20036


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the Trust and AMR Trust, as defined by the 1940 Act, because Mr. Quinn is President of the Manager. Mr. Feld is deemed to be an "interested person" of the AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the AMR Trust's investment advisers.

         The Trusts have an Audit Committee, consisting of Messrs. Feld, Kelly, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of each Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended December 31, 2001.

         The Trusts also have a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Boards. The Nominating Committee met once during the fiscal year ended December 31, 2001.

         The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2001.

                                  INTERESTED                                      NON-INTERESTED
                                 -------------   -----------------------------------------------------------------------------
                                    QUINN            FELD           KELLY         O'SULLIVAN        TURNER         YOUNGBLOOD
                                 -------------   -------------   -------------   -------------   -------------   -------------
 MONEY MARKET FUND               Over $100,000       None            None            None            None            None
 MUNICIPAL MONEY MARKET FUND         None            None            None            None            None            None
 U.S. GOV'T MONEY MARKET FUND        None            None            None            None            None            None
TRUST ON AN AGGREGATE BASIS      Over $100,000       None            None            None            None            None


         Akin, Gump provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

         The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.

         R. Gerald Turner is the President of Southern Methodist University. Mr. Don Carty, the CEO and Chairman of the Board of Directors of AMR Corporation, the parent company of the Manager, has served on the Southern Methodist University Board of Trustees since July 2000.

         As compensation for their service to the Trust, the American AAdvantage Funds, the American AAdvantage Select Funds and the AMR Trust (collectively, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr .O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.


                                      Aggregate            Pension or Retirement        Total Compensation
                                     Compensation      Benefits Accrued as Part of       From the Trusts
Name of Trustee                     From the Trust         the Trust's Expenses             (24 funds)
---------------                     --------------     ---------------------------      ------------------
                                            INTERESTED TRUSTEES

William F. Quinn                          $0                        $0                          $0
Stephen D. O'Sullivan*                   $705                       $0                       $28,750

                                          NON-INTERESTED TRUSTEES

Alan D. Feld                            $1,565                      $0                       $63,782
Ben Fortson**                            $352                       $0                       $14,338
Dee J. Kelly, Jr.***                      $3                        $0                         $142
R. Gerald Turner***                      $29                        $0                        $1,176
Kneeland Youngblood                     $1,584                      $0                       $64,550

*For the fiscal year ended October 31, 2001, Mr. O'Sullivan was an Interested Trustee due to his ownership of stock in AMR Corporation, the parent company of the Manager.

** Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.

*** Messrs. Kelly and Turner were elected as Trustees in August 2001.

         The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts and affiliated trusts for at least 5 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

         The Manager and the Trust have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

         There were no persons deemed to control any of the Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2002. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. The following persons were record owners of 5% or more of the outstanding shares of a Fund or of the Mileage Class of a Fund as of January 31, 2002:

     American AAdvantage Money Market Mileage Fund                              Total Fund      Mileage Class
     ---------------------------------------------                              ----------      -------------
     National Investor Services Corp.*                                            88.6%*            41.3%*
       55 Water Street, 32nd Floor
       New York, NY 10041
     The Marti Ann Meyerson EDS Trust                                                                6.2%
       3401 Armstrong Avenue
       Dallas, TX 75205

     * Denotes record owner of Fund shares only

   American AAdvantage Municipal Money Market Mileage Fund                     Total Fund     Mileage Class
   -------------------------------------------------------                     ----------     -------------
   National Investor Services Corp.*                                             60.0%*           46.8%*
   55 Water Street, 32nd Floor
   New York, NY 10041
   Coleman M. and Grace L. Brandt                                                 8.3%            11.1%
   330 W. 72nd St. Apt. 10A
   New York, NY 10023

   * Denotes record owner of Fund shares only

   American AAdvantage U.S. Gov't Money Market Mileage Fund                    Total Fund     Mileage Class
   --------------------------------------------------------                    ----------     -------------
   National Investor Services Corp.*                                             53.8%*           28.8%*
   55 Water Street, 32nd Floor
   New York, NY 10041
   Norwest Bank Minnesota, NA                                                     8.0%            12.4%
   FBO Regnery Ttees
   P.O. Box 1533
   Minneapolis, MN 55480-1533

   Wilmington Trust Co.                                                           6.2%             9.6%
   Ttee FBO The William F. Regnery Trust
   1100 North Market Street
   Wilmington, DE 19801
   William Regnery, Trustee                                                                        7.7%
   Western Shade Cloth Charitable Foundation
   P.O. Box 1369
   Boca Grande, FL 33921
   Steven D. Blecher                                                                               7.6%
   24 Henry Street
   Scarsdale, NY 10583
   Monica McQuaid                                                                                  5.7%
   1341 Turvey Rd.
   Downers Grove, IL 60515
   Martin H. Proyect, Trustee                                                                      5.5%
   OSO Loc Tract D Trust
   P.O. Box 98
   Santa Fe, NM 87504

   * Denotes record owner of Fund shares only

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

         o   complying with reporting requirements;

         o   corresponding with shareholders;

         o maintaining internal bookkeeping, accounting and auditing services and records; and

         o supervising the provision of services to the Trusts by third parties.

         Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

         The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI, some of which are no longer operational. Management fees for those funds in the Trust with a fiscal year ending October 31 were approximately as follows: 1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to other investment advisers; 2000, $11,535,000, of which approximately $7,773,000 was paid by the Manager to other investment advisers; 2001, $9,737,000, of which approximately $6,591,000 was paid by the Manager to other investment advisers. Management fees in the amount of approximately $29,000 were waived by the Manager during the fiscal year ended October 31, 1999.

         The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2000 and 2001 were approximately $4,677,000 and $10,352,000. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.

         In addition to the management fee, the Manager is paid a fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative service fees for the Trust for the fiscal years ended October 31, 1999, 2000 and 2001 were approximately $1,324,000, $41,000 and $36,000, respectively. Administrative services fees for the Trust for the fiscal years ended December 31, 2000 and 2001 were approximately $3,886,000 and $4,871,000, respectively. These amounts include payments by funds and classes of the Trust not included in this SAI, some of which are no longer operational.

         The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid by each Fund 0.25% per annum of the average daily net assets of each Fund for distribution-related services, including costs of advertising and AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 1999, 2000 and 2001 were approximately $764,000, $41,000 and $36,000, respectively. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the Trust for the fiscal years ended December 31, 2000 and 2001 were approximately $1,830,000 and $2,203,000, respectively. These amounts include payments by funds and classes of the Trust not included in this SAI, some of which are no longer operational.

         The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 1999, $213,000; 2000, $206,541; and 2001, $309,704. The Portfolios with a fiscal year-end of December 31 do not participate in securities lending, so the Manager received no compensation for those Portfolios for the fiscal years ended December 31, 2000 and 2001.

         SWS Financial Services, Inc. ("SWS"), located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares and, as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the Trust, the American AAdvantage Funds and the American AAdvantage Select Funds.

                             OTHER SERVICE PROVIDERS

         The transfer agent for the Trust is State Street Bank & Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, Dallas, Texas.

                        PORTFOLIO SECURITIES TRANSACTIONS

         In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available.

                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.

                                 NET ASSET VALUE

         It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors

Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");

         o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under section 103(a) of the Tax Code ("Distribution Requirement").

         Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies all the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions by the Municipal Money Market Fund that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") - as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

         See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or its corresponding Portfolio may employ.

TAXATION OF THE PORTFOLIOS

         The Portfolios and their Relationship to the Funds. Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

         Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1)gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         Taxation of Certain Investments. The Municipal Money Market Fund's corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, the Municipal Money Market Fund would have to take into account its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Fund, its net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Fund, its share of its corresponding Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Municipal Money Market Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

         A dividend or other distribution a Fund declared in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Distributions by the Municipal Money Market Fund of the amount by which its share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by it as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends paid by the Municipal Money Market Fund will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Tax Code. The Fund and the Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Tax Code.

         Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         The Funds commenced operations on November 1, 1995. For purposes of advertising performance, and in accordance with SEC staff interpretations, each Fund has adopted the performance of the Institutional Class of its corresponding Fund in the American AAdvantage Funds (except the Municipal Money Market Mileage
Fund), the Mileage Class of its corresponding Fund in the American AAdvantage Funds, and the Mileage Class of the Funds in the Trust for periods prior to their inception date. The Manager also provides investment management services to the American AAdvantage Funds. Like the Funds, each money market series of the American AAdvantage Funds invests all of its investable assets in a corresponding Portfolio of the AMR Trust. Performance of the Funds will be different than that of the American AAdvantage Funds due to the different expense structures between the Funds and the American AAdvantage Funds.

         A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Funds, and the applicable Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

The yields of the Funds may be calculated in one of two ways:

         (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return." The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

         (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

             EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)365/7 ] - 1

The current and effective yields for the Funds were as follows for the indicated periods:

                                                                               Current yield for the    Effective yield for the
               American AAdvantage                  Current daily yield as    seven-day period ended    seven-day period ended
          Mileage Funds-Mileage Class:               of December 31, 2001        December 31, 2001         December 31, 2001
          ----------------------------              ---------------------     ----------------------    -----------------------
Money Market Fund (1)                                        1.73%                     1.62%                     1.63%
Municipal Money Market Fund (2)                              1.08%                     1.02%                     1.03%
U.S. Gov't. Money Market Fund (3)                            1.68%                     1.64%                     1.65%

         (1) Prior to fee waivers, the current daily yield, current seven-day yield, and effective yield for the Money Market Fund would have been 1.70%, 1.59% and 1.60%.

         (2) Prior to fee waivers, the current daily yield, current seven-day yield, and effective yield for the Municipal Money Market Fund would have been 0.84%, 0.78% and 0.79%.

         (3) Prior to fee waivers, the current daily yield, current seven-day yield, and effective yield for the U.S. Gov't. Money Market Fund would have been 1.56%, 1.52% and 1.53%.

         The Municipal Money Market Fund also may advertise a tax-equivalent current and effective yield. The tax-equivalent yields are calculated as follows:

      CURRENT YIELD/(1-APPLICABLE TAX RATE) = CURRENT TAX-EQUIVALENT YIELD

    EFFECTIVE YIELD/(1-APPLICABLE TAX RATE) = EFFECTIVE TAX-EQUIVALENT YIELD

         Based on these formulas, the current and effective tax-equivalent yields for the Municipal Money Market Fund-Mileage Class for the seven-day period ending December 31, 2001 were 1.69% and 1.71%, respectively (based upon a 39.6% personal tax rate).

         The advertised total return for a Fund would be calculated by equating an initial amount invested in a Fund to the ending redeemable value, according to the following formula:

                                 P(1 + T)N= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

         Based on this formula, annualized total returns were as follows for the periods indicated:

                                                                                                             For the period
                                                                                                            from commencement
                                                              For the          For the          For the         of active
                                                              one-year        five-year        ten-year         operations
                                                            period ended    period ended     period ended        through
                                                            12/31/00 (1)    12/31/00 (1)     12/31/00 (1)     12/31/00 (1)(3)
                                                            ------------    ------------     ------------   -----------------
Money Market Fund-Mileage Class                                3.76%            4.99%            4.63%              5.64%
Municipal Money Market Fund-Mileage Class                      2.17%            2.97%           N/A(2)              2.96%
U.S. Gov't. Money Market Fund-Mileage Class(4)                 3.72%            4.87%           N/A(2)              4.51%

(1) The Institutional Class is the initial class for each American AAdvantage Fund. Performance represents the total returns achieved by the Institutional Class of the American AAdvantage Funds from the inception date of each Fund up to the inception date of the Mileage Class of each American AAdvantage Fund, returns of the Mileage Class of each American AAdvantage Fund since the inception of the Class and returns of the Funds since their November 1, 1995 inception. Expenses of the Funds are different from those of the Mileage and Institutional Classes of each American AAdvantage Fund and therefore total returns for the Funds would vary from the returns shown had they been in operation since inception of the American AAdvantage Funds. A portion of the fees of the Money Market, the Municipal Money Market and the U.S. Gov't. Money Market Funds has been waived since their 11/1/95 inception.

(2)  The Fund was not operational during this period.

(3)  The Inception dates are as follows:

                                          American AAdvantage Funds          American AAdvantage Mileage Funds
                                    ------------------------------------     ---------------------------------
                                    Institutional Class    Mileage Class
                                    -------------------    -------------
          Money Market                     9/1/87             11/1/91                       11/1/95
          Municipal Money Market         11/10/93            11/10/93                       11/1/95
          U.S. Gov't. Money Market         3/2/92             11/1/93                       11/1/95

   (4) Prior to March 1, 1997, the U.S. Gov't. Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

         Each Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

         In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." Each class of a Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments, such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds also may appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers. A description of the characteristics of the AAdvantage program may appear in Fund advertisements, including its ranking as compared to other frequent flyer programs by various publications.

         From time to time, the Manager may offer special promotions as a means to attract new Fund shareholders. Such promotions may include contests with free air travel and/or hotel accommodations as prizes. In addition, the Manager may offer special AAdvantage mile awards to those who open a Fund account during a certain limited time period. In this type of promotion, an investor would receive one AAdvantage mile for each dollar invested in a Fund (up to a maximum investment dollar limit), in addition to one AAdvantage mile for each ten dollars maintained in a Fund on an ongoing basis. This offer may be targeted to a specific number of individuals selected from the AAdvantage program membership database by applying various search criteria.

                            DESCRIPTION OF THE TRUST

         The Trust, organized on February 22, 1995, (originally named American AAdvantage Funds II) is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

                                OTHER INFORMATION

         Asset-Backed Securities--Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

         Bank Deposit Notes--Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances--Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Cash Equivalents--Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit--Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper--Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Derivatives--Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls--A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Eurodollar and Yankeedollar obligations--Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Full Faith and Credit Obligations of the U.S. Government--Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         General Obligation Bonds--General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

         Illiquid Securities--Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Loan Participation Interests--Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions--Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

         Mortgage-Backed Securities--Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")--GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")--Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")--Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations--Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Municipal Lease Obligations ("MLOs")--MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee;
(7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

         Private Activity Obligations--Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

         Ratings of Long-Term Obligations--The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

         The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

         The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Standard & Poor's and Fitch Ratings apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

         Ratings of Municipal Obligations--Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

         Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

         Ratings of Short-term Obligations--The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Fitch Ratings' short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Repurchase Agreements--A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements--The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Resource Recovery Obligations--Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

         Revenue Obligations--Revenue obligations are backed by the revenue cash flow of a project or facility.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The AMR Trust Board and the Manager will carefully monitor the Portfolios' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Tax, Revenue or Bond Anticipation Notes--Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

         U.S. Government Securities--U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations--U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations--A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Variable Rate Auction and Residual Interest Obligations--Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

         When-Issued and Forward Commitment Transactions--For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS

         The American AAdvantage Money Market Mileage Funds' Annual Report to Shareholders for the period ended December 31, 2001, as audited by Ernst & Young, LLP, is supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this Statement of Additional Information.

-------------------------------------------------------------------------------
       PLATINUM CLASS(SM)
-------------------------------------------------------------------------------

             [LOGO]


         PRIVACY POLICY


              AND

           PROSPECTUS

         MARCH 1, 2002



     [AMERICAN AADVANTAGE FUNDS LOGO]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND



 MANAGED BY AMR INVESTMENT SERVICES, INC.     This page is not part of the Prospectus.



[EAGLE LOGO]

      [AMERICAN AADVANTAGE FUNDS LOGO]          [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]


                                 PRIVACY POLICY



The American AAdvantage Funds and the American AAdvantage Mileage Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.



We may collect nonpublic personal information about you from one or more of the following sources:



-information we receive from you on applications or other forms;



-information about your transactions with us or our service providers; and



-information we receive from third parties.



We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.



We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                    This page is not part of the Prospectus.

-------------------------------------------------------------------------------
       PLATINUM CLASS(SM)
-------------------------------------------------------------------------------

             [LOGO]

           PROSPECTUS

         MARCH 1, 2002



     [AMERICAN AADVANTAGE FUNDS LOGO]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND


                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
 MANAGED BY AMR INVESTMENT SERVICES, INC.     criminal offense.


[EAGLE LOGO]

     TABLE OF CONTENTS
     -----------------

    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    6
    Investor Profile............................................    7
    Historical Performance......................................    7
    Fees and Expenses...........................................   14
    Examples....................................................   15
    The Manager.................................................   15
    Valuation of Shares.........................................   16
    About Your Investment
    Purchase and Redemption of Shares...........................   17
    Distributions and Taxes.....................................   24
    AAdvantage(R) Miles.........................................   24
    Additional Information
    Distribution of Fund Shares.................................   27
    Master-Feeder Structure.....................................   27
    Financial Highlights........................................   28
    Additional Information.................................Back Cover

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW
-------- The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Mileage Funds (the "Mileage Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


                             The AAdvantage Funds and Mileage Funds in this Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Money Market Funds")
-----------------------------------------
American AAdvantage Money Market Fund
American AAdvantage Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------
American AAdvantage Municipal Money Market Fund
American AAdvantage Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------
American AAdvantage U.S. Government Money Market Fund
American AAdvantage U.S. Government Money Market Mileage Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE         Current income, liquidity and the maintenance of
--------------------         a stable price of $1.00 per share.
(All Funds)

PRINCIPAL STRATEGIES         Each Money Market Fund invests exclusively in
--------------------         high quality variable or fixed rate, U.S.
(Money Market Funds)         dollar-denominated short-term money market
                             instruments. These securities may include
                             obligations of the U.S. Government, its agencies
                             and instrumentalities; corporate debt securi-
                             ties, such as commercial paper, master demand
                             notes, loan participation interests, medium-term
                             notes and funding agreements; Yankeedollar and
                             Eurodollar bank certificates of deposit, time
                             deposits, and bankers' acceptances; asset-backed
                             securities; and repurchase agreements involving
                             the foregoing obligations.

                             Each Fund will only buy securities with the following credit qualities:


                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,


                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                             Each Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Fund may not maintain this concentration.

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities;
                             secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

                             Each Fund will only buy securities with the following credit qualities:


                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,


                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds
                             variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S.
                             Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.


PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------         changes in interest rates. As a result, there is
(All Funds)                    risk that a decline in short-term interest
                               rates would lower its yield and the overall
                               return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


(Money Market and
Municipal Funds)             -


(Money Market Fund)          - Because the Fund concentrates its assets in the
                               banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

INVESTOR PROFILE             All of the Funds may be suitable for investors
----------------             who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,

                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.

(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage(R) program.

HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Past performance is not necessarily indicative of how each Fund will perform in the future. You may call
                             1-800-388-3344 to obtain each Fund's current seven-day yield.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

(American AAdvantage
Money Market Fund(R))        The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.77%
97..........................................................    4.90%
98..........................................................    4.82%
99..........................................................    4.41%
00..........................................................    5.69%
01..........................................................    3.45%



Highest Quarterly Return:               1.52%
  (1/1/92 through 12/31/01)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.46%
  (1/1/92 through 12/31/01)       (4th Quarter 2001)



                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/01
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
MONEY MARKET FUND...........................................  3.45%     4.65%     4.54%




(American AAdvantage
Money Market Mileage
Fund(sm))                    The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus
                             in the Money Market Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.56%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%



Highest Quarterly Return:             1.45%
  (1/1/92 through 12/31/01)     (3rd Quarter 2000)
Lowest Quarterly Return:              0.44%
  (1/1/92 through 12/31/01)     (4th Quarter 2001)



                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/01
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
MONEY MARKET MILEAGE FUND...................................  3.32%     4.52%     4.36%



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

(American AAdvantage
Municipal Money Market
Fund(sm))                    The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.66%
95..........................................................    3.71%
96..........................................................    2.78%
97..........................................................    2.83%
98..........................................................    2.64%
99..........................................................    2.34%
00..........................................................    3.21%
01..........................................................    1.82%



Highest Quarterly Return:            1.00%
  (1/1/94 through 12/31/01)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.20%
  (1/1/94 through 12/31/01)    (4th Quarter 2001)



                                                            AVERAGE ANNUAL TOTAL RETURN
                                                         ----------------------------------
                                                                   AS OF 12/31/01
                                                         ----------------------------------
                                                                            SINCE INCEPTION
                                                         1 YEAR   5 YEARS     (11/10/93)
                                                         ------   -------   ---------------
MUNICIPAL MONEY MARKET FUND............................  1.82%     2.57%         2.74%




(American AAdvantage
Municipal Money Market
Mileage Fund(sm))            The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market
                             Portfolio of the


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

                             AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.37%
95..........................................................    3.48%
96..........................................................    3.09%
97..........................................................    3.23%
98..........................................................    3.06%
99..........................................................    2.69%
00..........................................................    3.05%
01..........................................................    1.72%



Highest Quarterly Return:            0.91%
  (1/1/94 through 12/31/01)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.18%
  (1/1/94 through 12/31/01)    (4th Quarter 2001)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                             1 YEAR   5 YEARS   (11/10/93)
                                                             ------   -------   ----------
MUNICIPAL MONEY MARKET MILEAGE FUND........................  1.72%     2.75%      2.82%



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

(American AAdvantage
U.S. Government Money
Market Fund(sm))             The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class.
                             Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.05%
94..........................................................    4.09%
95..........................................................    5.62%
96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%



Highest Quarterly Return:            1.44%
  (1/1/93 through 12/31/01)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.47%
  (1/1/93 through 12/31/01)    (4th Quarter 2001)



                                                        AVERAGE ANNUAL TOTAL RETURN
                                                     ----------------------------------
                                                               AS OF 12/31/01
                                                     ----------------------------------
                                                                        SINCE INCEPTION
                                                     1 YEAR   5 YEARS      (3/2/92)
                                                     ------   -------   ---------------
U.S. GOVERNMENT MONEY MARKET FUND..................  3.37%     4.47%         4.33%




(American AAdvantage
U.S. Government Money
Market Mileage Fund(sm))     The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money
                             Market Portfolio of the


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

                             AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.00%
94..........................................................    3.79%
95..........................................................    5.37%
96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%



Highest Quarterly Return:            1.42%
  (1/1/93 through 12/31/01)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.43%
  (1/1/93 through 12/31/01)    (4th Quarter 2001)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                             1 YEAR   5 YEARS    (3/2/92)
                                                             ------   -------   ----------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................  3.22%     4.66%       4.41%



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio.



                                                                                                                  U.S.
                                                                                      MUNICIPAL      U.S.      GOVERNMENT
                                                                 MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                                       MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                                       MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                                       ------   -------   ---------   ---------   ----------   ----------

Management Fees......................................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees............................  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.......................................  0.58%     0.71%      0.65%       0.88%       0.60%        0.83%
                                                       -----     -----      -----       -----       -----        -----

Total Annual Fund Operating Expenses.................  0.93%     1.06%      1.00%       1.23%       0.95%        1.18%
                                                       =====     =====      =====       =====       =====        =====

Fee Waiver and/or Expense Reimbursement..............   --                  --          0.06%(1)    --           0.08%(2)
NET EXPENSES.........................................  0.93%     1.06%      1.00%       1.23%       0.95%        1.10%



(1) The Manager has contractually agreed to waive a portion of Distribution Fees for the Municipal Money Market Mileage Fund through December 31, 2002 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.



(2) The Manager has contractually agreed to waive a portion of Distribution Fees for the U.S. Government Money Market Mileage Fund through December 31, 2002 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.


--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market............................   $ 95     $296      $515      $1,143
                              Money Market Mileage....................   $108     $337      $585      $1,294
                              Municipal Money Market..................   $102     $318      $552      $1,225
                              Municipal Money Market Mileage*.........   $112     $377      $663      $1,477
                              U.S. Government Money Market............   $ 97     $303      $525      $1,166
                              U.S. Government Money Market Mileage*...   $112     $367      $641      $1,425



                             * Fee waivers are only guaranteed by the Manager
                               through December 31, 2002. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.



THE MANAGER
-----------                  The Funds have retained AMR Investment Services,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation, the parent company of American
                             Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.


                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds
                             pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.


                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.



                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AAdvantage Funds, the Mileage Funds and the AMR Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.



VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.
                             Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards.

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, or such other time as designated by a Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.


ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------

Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.


Purchase Policies            No sales charges are assessed on the purchase or
                             sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.


                                                            PURCHASE BY
                               FUND                       (EASTERN TIME):*
                               ----                       ----------------
                               Money Market and
                                 Government Funds             4:00 p.m.
                               Municipal Funds               11:45 a.m.
                                     * or the close of the Exchange
                                         (whichever comes first)


--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage(R) Program by calling (800) 882-8880 or by visiting www.aa.com.
                             You may request a Fund application form by calling
                             (800) 967-9009.

                             Complete the application, sign it and:


                                                  Mail to:
                                  American AAdvantage Funds-Platinum Class
                                               P.O. Box 619003
                                         DFW Airport, TX 75261-9003

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.


                                                              SAME DAY
                                                          WIRE REDEMPTION
                                                           ORDER DEADLINE
                               FUND                       (EASTERN TIME)*:
                               ----                       ----------------
                               Money Market and
                                 Government Funds             2:00 p.m.
                               Municipal Funds               11:45 a.m.



                                     * or the close of the Exchange
                                         (whichever comes first)


--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

                       In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.


                       The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.


                       Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.



--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

HOW TO PURCHASE SHARES

To Make an Initial Purchase                 To Add to an Existing Account
--------------------------------------------------------------------------------
By Check

- Make check payable to "American       Include the shareholder's account
  AAdvantage Funds".                    number and Fund name and Fund number
- Include the Fund name, Fund number    on the check. Mail check to:
  and "Platinum Class" on the check.
- Mail check to:                        American AAdvantage Funds
                                        P.O. Box 219643
American AAdvantage Funds               Kansas City, MO 64121-9643
P.O. Box 219643
Kansas City, MO 64121-9643

By Wire

If your account has been established,   Call (800) 388-3344 to purchase shares
you may call (800) 388-3344 to          by wire. Send a bank wire to State
purchase shares by wire. Send a bank    Street Bank & Trust Co. with these
wire to State Street Bank & Trust Co.   instructions:
with these instructions:
                                        - ABA# 0110-0002-8; AC-9905-342-3,
- ABA# 0110-0002-8; AC-9905-342-3,      - Attn: American AAdvantage Funds,
- Attn: American AAdvantage Funds,      - the Fund name and Fund number, and
- the Fund name and Fund number, and    - account number and registration.
- account number and registration.

By Exchange

Shares of an AAdvantage Fund or         Shares of an AAdvantage Fund or
Mileage Fund may be purchased by        Mileage Fund may be redeemed in
exchange from another American          exchange for another American
AAdvantage Fund-Platinum Class or       AAdvantage Fund-Platinum Class or
American AAdvantage Mileage Fund-       American AAdvantage Mileage Fund-
Platinum Class, as applicable, if the   Platinum Class, as applicable, if the
shareholder has owned shares of the     shareholder has owned shares of the
other AAdvantage Fund or Mileage Fund   AAdvantage Fund or Mileage Fund for at
for at least 15 days. Send a written    least 15 days. Send a written request
request to the address above or call    to the address above or call (800)
(800) 388-3344 to exchange shares.      388-3344 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

HOW TO REDEEM SHARES

Method                                         Additional Instructions
------------------------------------------------------------------------
By Telephone

Call (800) 388-3344 to request a        Proceeds from redemptions placed by
redemption.                             telephone will generally be
                                        transmitted by wire only, as
                                        instructed on the application form.

By Mail

Write a letter of instruction           - Other supporting documents may be
including:                                required for estates, trusts,
                                          guardianships, custodians,
- the Fund name, Fund number and          corporations, IRAs and welfare,
  class,                                  pension and profit sharing plans. Call
- shareholder account number,             (800) 388-3344 for instructions.
- shares or dollar amount to be         - Proceeds will only be mailed to the
  redeemed, and                           account address of record or
- authorized signature(s) of all          transmitted by wire to a commercial
  persons required to sign for the        bank account designated on the
  account.                                account application form.
Mail to:
American AAdvantage Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Check

Choose the check writing feature on     - Minimum check amount is $100.
the account application.                - A $2 service fee per check is
                                          charged for check copies.
                                        - A $15 service fee will be charged
                                          when a check is presented for an
                                          amount greater than the value of the
                                          shareholder's account.
                                        - A $12 fee will be charged for "stop
                                          payment" requests.

By Pre-Authorized Automatic Redemption

Contact the financial institution       Proceeds will be transferred
through which you purchased Fund        automatically from your Fund account
shares.                                 to your bank account via ACH on or
                                        about the 15th day of each month ($100
                                        minimum).


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

Method                                         Additional Instructions
------------------------------------------------------------------------

By Exchange

Shares of an AAdvantage Fund or Mileage Fund may be redeemed in exchange for another American AAdvantage Fund-Platinum Class or American AAdvantage Mileage
Fund-Platinum Class, as applicable, if the shareholder has owned shares of the AAdvantage Fund or Mileage Fund for at least 15 days. Send a written request to the address above or call (800) 388-3344 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

General Policies       The following policies apply to instructions you may
                       provide to the Funds by telephone:

                       - The Funds, their officers, trustees, directors,
                         employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                       - The Funds employ procedures reasonably designed to
                         confirm that instructions communicated by telephone are genuine.

                       - Due to the volume of calls or other unusual
                         circumstances, telephone redemptions may be difficult to implement during certain time periods.

                       The Funds reserve the right to:

                       - reject any order for the purchase of shares and to
                         limit or suspend, without prior notice, the offering of shares,

                       - modify or terminate the exchange privilege at any time,

                       - limit the number of exchanges between Funds an investor
                         may exercise, and

                       - seek reimbursement from you for any related loss
                         incurred if your payment for the purchase of Fund shares by check does not clear your bank.

                       Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.


--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Funds, dividends and distributions of net realized gains are usually taxable as ordinary income. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.



                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.


                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the
                             opportunity to obtain free upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call
                             American Airlines at (800) 882-8880 or visit www.aa.com.

                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage

--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus
                       account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

                       For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                       The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In


--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment
                       accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.


--------------------------------------------------------------------------------

About Your Investment                  26                             Prospectus

ADDITIONAL INFORMATION
----------------------


DISTRIBUTION OF
FUND SHARES
---------------              The AAdvantage Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.



MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:


                                       [Master-Feeder Structure Graph]


                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is


--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information
                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.


FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations).
                             Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                             MONEY MARKET FUND
                                ---------------------------------------------------------------------------
                                                              PLATINUM CLASS
                                ---------------------------------------------------------------------------
                                      YEAR ENDED           TWO MONTHS
                                     DECEMBER 31,            ENDED               YEAR ENDED OCTOBER 31,
                                -----------------------   DECEMBER 31,       ------------------------------
FOR A SHARE OUTSTANDING           2001         2000           1999             1999       1998       1997
THROUGHOUT THE PERIOD:          --------   ------------   ------------       --------   --------   --------
Net asset value, beginning of
 period.......................  $   1.00     $   1.00       $   1.00         $   1.00   $   1.00   $   1.00
                                --------     --------       --------         --------   --------   --------
 Net investment income(A).....      0.03         0.06           0.01             0.04       0.05       0.05
 Less dividends from net
   investment income..........     (0.03)       (0.06)         (0.01)           (0.04)     (0.05)     (0.05)
                                --------     --------       --------         --------   --------   --------
Net asset value, end of
 period.......................  $   1.00     $   1.00       $   1.00         $   1.00   $   1.00   $   1.00
                                ========     ========       ========         ========   ========   ========
Total return..................      3.45%        5.69%          0.82%(B)         4.33%      4.89%      4.87%
                                ========     ========       ========         ========   ========   ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).................  $868,395     $800,196       $866,041         $841,653   $744,226   $494,413
 Ratios to average net assets
   (annualized)(A)
   Expenses...................      0.93%        0.97%          1.00%            0.97%      0.94%      0.93%
   Net investment income......      3.36%        5.54%          4.87%            4.24%      4.78%      4.80%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.


(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                        MONEY MARKET MILEAGE FUND
                                        -----------------------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                        -----------------------------------------------------------------------------------------
                                                YEAR ENDED                 TWO MONTHS                     YEAR ENDED
                                               DECEMBER 31,                  ENDED                       OCTOBER 31,
                                        ---------------------------       DECEMBER 31,       ------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT        2001             2000               1999             1999          1998          1997
THE PERIOD:                             --------       ------------       ------------       --------       -------       -------
Net asset value, beginning of
 period...............................  $   1.00         $   1.00           $   1.00         $   1.00       $  1.00       $  1.00
                                        --------         --------           --------         --------       -------       -------
Income from investment operations:
 Net investment income(A).............      0.03             0.05               0.01             0.04          0.05          0.05
 Dividends from net investment
   income.............................     (0.03)           (0.05)             (0.01)           (0.04)        (0.05)        (0.05)
                                        --------         --------           --------         --------       -------       -------
Net asset value, end of period........  $   1.00         $   1.00           $   1.00         $   1.00       $  1.00       $  1.00
                                        ========         ========           ========         ========       =======       =======
Total return..........................      3.32%            5.57%              0.80%(B)         4.22%         4.74%         4.71%
                                        ========         ========           ========         ========       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).........................  $678,026         $643,693           $442,218         $342,192       $73,875       $49,184
 Ratios to average net assets
   (annualized)(A):
   Expenses...........................      1.06%            1.08%              1.09%            1.09%         1.09%         1.09%
   Net investment income..............      3.26%            5.46%              4.80%            4.17%         4.64%         4.64%
 Decrease reflected in above expense
   ratio due to absorption of expenses
   by the Manager.....................         -                -               0.01%               -          0.03%         0.05%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.



(B) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                                        MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                          ---------------------------------------------------------------------------------------
                                                  YEAR ENDED                TWO MONTHS
                                                 DECEMBER 31,                 ENDED                 YEAR ENDED OCTOBER 31,
                                          --------------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE     2001             2000               1999            1999          1998          1997
PERIOD:                                   -------       ------------       ------------       -------       -------       -------
Net asset value, beginning of period....  $  1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                          -------         -------            -------          -------       -------       -------
 Net investment income(A)...............     0.02            0.03               0.01             0.02          0.03          0.03
 Less dividends from net investment
   income...............................    (0.02)          (0.03)             (0.01)           (0.02)        (0.03)        (0.03)
                                          -------         -------            -------          -------       -------       -------
Net asset value, end of period..........  $  1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                          =======         =======            =======          =======       =======       =======
Total return............................     1.82%           3.21%              0.47%(B)         2.27%         2.75%         2.79%
                                          =======         =======            =======          =======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $59,427         $89,602            $76,076          $81,118       $87,852       $63,883
 Ratios to average net assets
   (annualized)(A):
     Expenses...........................     1.00%           1.02%              1.05%            1.04%         1.04%         1.03%
     Net investment income..............     1.87%           3.17%              2.77%            2.24%         2.69%         2.75%
 Decrease reflected in above expense
   ratio due to absorption of expenses
   by the Manager.......................        -               -               0.03%            0.01%         0.03%         0.01%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.


(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                                            MUNICIPAL MONEY MARKET
                                                                 MILEAGE FUND
                                                ----------------------------------------------
                                                              PLATINUM CLASS(B)
                                                ----------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,           TWO MONTHS ENDED
                                                ---------------------------     DECEMBER 31,
                                                    2001           2000             1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:  ------------   ------------   ----------------
Net asset value, beginning of period........       $ 1.00         $ 1.00           $ 1.00
                                                   ------         ------           ------
Income from investment operations:
  Net investment income(A)..................         0.02           0.03             0.01
  Dividends from net investment income......        (0.02)         (0.03)           (0.01)
                                                   ------         ------           ------
Net asset value, end of period..............       $ 1.00         $ 1.00           $ 1.00
                                                   ======         ======           ======
Total return................................         1.72%          3.05%            0.45%(C)
                                                   ======         ======           ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...      $8.464         $7,889           $    1
  Ratios to average net assets
    (annualized)(A):
    Expenses................................         1.10%          1.10%            1.10%
    Net investment income...................         1.72%          3.29%            2.74%
  Decrease reflected in above expense ratio
    due to absorption of expenses by the
    Manager.................................         0.13%          0.06%            0.17%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                                                    U.S. GOVERNMENT MONEY MARKET FUND
                                         ----------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                         ----------------------------------------------------------------------------------------
                                                 YEAR ENDED                 TWO MONTHS
                                                DECEMBER 31,                  ENDED                 YEAR ENDED OCTOBER 31,
                                         ---------------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE     2001             2000               1999            1999          1998         1997(B)
PERIOD:                                  --------       ------------       ------------       -------       -------       -------
Net asset value, beginning of period...  $   1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                         --------         -------            -------          -------       -------       -------
 Net investment income(A)..............      0.03            0.05               0.01             0.04          0.05          0.05
 Less dividends from net investment
   income..............................     (0.03)          (0.05)             (0.01)           (0.04)        (0.05)        (0.05)
                                         --------         -------            -------          -------       -------       -------
Net asset value, end of period.........  $   1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                         ========         =======            =======          =======       =======       =======
Total return...........................      3.37%           5.53%              0.80%(D)         4.09%         4.71%         4.61%
                                         ========         =======            =======          =======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)..........................  $112,670         $78,857            $78,585          $84,385       $78,412       $68,439
 Ratios to average net assets
   (annualized)(A,C)
   Expenses............................      0.95%           1.00%              1.02%            1.01%         1.01%         0.99%
   Net investment income...............      3.20%           5.40%              4.77%            4.01%         4.62%         4.53%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.


(C) Operating results exclude fees waived by the Manager during the year ended October 31, 1998. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 4.62%, respectively.



(D) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                                       U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                                       FUND
                                                       ------------------------------------
                                                                PLATINUM CLASS(B)
                                                       ------------------------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,      TWO MONTHS ENDED
                                                       -----------------     DECEMBER 31,
                                                        2001      2000           1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -------   -------   ----------------
Net asset value, beginning of period.................  $  1.00   $  1.00       $  1.00
                                                       -------   -------       -------
Income from investment operations:
  Net investment income(A)...........................     0.03      0.05          0.01
  Dividends from net investment income...............    (0.03)    (0.05)        (0.01)
                                                       -------   -------       -------
Net asset value, end of period.......................  $  1.00   $  1.00       $  1.00
                                                       =======   =======       =======
Total return.........................................     3.22%     5.47%         0.80%(C)
                                                       =======   =======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...........  $16,903   $12,350       $     1
  Ratios to average net assets (annualized)(A):
    Expenses.........................................     1.10%     1.10%         1.10%
    Net investment income............................     3.11%     5.55%         4.69%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager............     0.08%     0.14%         0.20%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 967-9009.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Fund's Annual and Semi-Annual      The SAI contains more details about
  Reports list the Fund's actual         the Fund and its investment policies.
  investments as of the report's date.   The SAI is incorporated in this
  They also include a discussion by the  Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Fund's      Securities and Exchange Commission
  performance. The report of the Fund's  (SEC).
  independent auditors is included in
  the Annual Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



              [Logo]                               [Logo]
           BY TELEPHONE:                          BY MAIL:
        Call (800) 967-9009               American AAdvantage Funds
                                               P.O. Box 619003
                                         DFW Airport, TX 75261-9003

              [Logo]                               [Logo]
            BY E-MAIL:                        ON THE INTERNET:
 american aadvantage.funds@aa.com           Visit our website at
                                               www.aafunds.com
                                          Visit the SEC website at
                                                 www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

    [American AAdvantage Funds Logo]      [American AAdvantage Mileage Funds Logo]
        SEC File Number 811-4984                  SEC File Number 811-9018


American Airlines is not responsible for investments made in the American AAdvantage Funds or the American AAdvantage Mileage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                          AMERICAN AADVANTAGE FUNDS(R)
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)
                            -- PLATINUM CLASS(SM) --

                                  MARCH 1, 2002

             AADVANTAGE FUNDS                                       MILEAGE FUNDS
             ----------------                                       -------------
            Money Market Fund                                 Money Market Mileage Fund
       Municipal Money Market Fund                       Municipal Money Market Mileage Fund
    U.S. Government Money Market Fund1                U.S. Government Money Market Mileage Fund

       Each Fund (collectively, the "Funds") is a separate investment portfolio of either the American AAdvantage Funds (the "AAdvantage Trust") or the American AAdvantage Mileage Funds (the "Mileage Trust"). The AAdvantage Trust and the Mileage Trust (collectively the "Trusts") are no load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund constitutes a separate investment portfolio with a distinct purpose and strategy. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Platinum Class of the Funds.

       Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the AMR Investment Services Trust ("AMR Trust"), a separate investment company managed by AMR Investment Services, Inc. (the "Manager").

       This SAI should be read in conjunction with the Platinum Class prospectus dated March 1, 2002 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 967-9009. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                 TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks.......................................2

Investment Restrictions.............................................................2

Trustees and Officers of the Trusts and the AMR Trust...............................4

Code of Ethics......................................................................7

Control Persons and 5% Shareholders.................................................7

Management, Administrative Services and Distribution Fees...........................8

Other Service Providers.............................................................9

Portfolio Securities Transactions...................................................9

Redemptions in Kind.................................................................9

Net Asset Value.....................................................................9

Tax Information....................................................................10

Yield and Total Return Quotations..................................................12

Description of the Trusts..........................................................14

Other Information..................................................................14

Financial Statements...............................................................21

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

       Each Fund may:

       1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sale is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

       2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

       3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

       4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

       5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board of Trustees ("AMR Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

       Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the AMR Trust:

             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

       All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the AAdvantage Trust's Board of Trustees ("AAdvantage Board") and the Mileage Trust's Board of Trustees ("Mileage Board"), as applicable.

       In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of
(a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the AAdvantage Board and the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the AMR Trust may:

       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

       2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

       3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

       4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

       5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

       6. Issue senior securities except that a Portfolio may engage in when-issued and forward commitment securities transactions.

       7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

       8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets; or

       9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except, with respect to the Money market Portfolio, for the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and

       (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

       The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

       The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. Each Fund and Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

       All Funds and Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. However, pursuant to exemptive relief granted by the SEC, each Money Market Fund or the Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, each Municipal Money Market Fund or the Municipal Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio, and each U.S. Gov't. Money Market Fund or the U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. A Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

              TRUSTEES AND OFFICERS OF THE TRUSTS AND THE AMR TRUST

       The AAdvantage Board, the Mileage Board and the AMR Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                                POSITION, TERM OF
                              OFFICE AND LENGTH OF
                                TIME SERVED WITH
NAME, AGE AND ADDRESS              EACH TRUST          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------              ----------          ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                      Term
                                      ----
                                Lifetime of Trust
                                 until removal,
                                 resignation or
                                   retirement*

William F. Quinn** (54)        Trustee since 1987    President, AMR Investment Services, Inc. (1986-Present); Chairman,
                               and President since   American Airlines Federal Credit Union (1989-Present); Director,
                                      1986           Crescent Real Estate Equities, Inc. (1994-Present); Member,
                                                     Southern Methodist University Cox School of Business Advisory Board
                                                     (1999-Present); Director, Southern Methodist University Endowment
                                                     Fund Advisory Board (1996-Present); Member, New York Stock Exchange
                                                     Pension Manager's Advisory Committee (1997-1998, 2000-Present);
                                                     Trustee, American AAdvantage Select Funds (1999-Present).

Alan D. Feld** (65)           Trustee since 1996     Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                                  (1960-Present); Director, Clear Channel Communications (1984-Present);
Suite 4100                                           Trustee, CenterPoint Properties (1994-Present); Trustee, American
Dallas, Texas 75201                                  AAdvantage Select Funds (1999-Present).

                                POSITION, TERM OF
                              OFFICE AND LENGTH OF
                                TIME SERVED WITH
NAME, AGE AND ADDRESS              EACH TRUST          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------              ----------          ---------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                       Term
                                       ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

Dee J. Kelly, Jr. (41)          Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee,
201 Main Street, Suite 2500                          American AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)      Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage Select Funds
5730 East 105th Street                               (1999-Present).
Tulsa, OK 74137

R. Gerald Turner (56)           Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                             ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                             (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                  (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                     Salvation Army of Dallas Board of Directors; Member, Methodist
                                                     Hospital Advisory Board; Member, Knight Commission on Intercollegiate
                                                     Athletics; Member, National Association of Independent Colleges and
                                                     Universities Board of Directors; Trustee, American AAdvantage Select Funds
                                                     (2001-Present).

Kneeland Youngblood (46)        Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                   (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                           Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                  Relations (1995-Present); Director, Just For the Kids  (1995-Present);
                                                     Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                     System of Texas (1993-1999); Director, United States Enrichment Corporation
                                                     (1993-1998), Director, Starwood Financial Trust (1998-2001); Trustee,
                                                     American AAdvantage Select Funds (1999-Present).


OFFICERS
                                       Term
                                       ----
                                     One Year

Nancy A. Eckl (39)                 VP since 1990     Vice President, Trust Investments, AMR Investment Services, Inc.
                                                     (1990-Present).

Michael W. Fields (48)             VP since 1989     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                     (1988-Present).

Barry Y. Greenberg (38)          VP and Assistant    Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                  Secretary since    (1995-Present).
                                       1995

Rebecca L. Harris (35)            Treasurer since    Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

John B. Roberson (43)              VP since 1989     Vice President, Director of Sales, AMR Investment Services, Inc.
                                                     (1991-Present).

Robert J. Zutz (49)               Secretary since    Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW             1998
2nd Floor
Washington, D.C. 20036


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the AAdvantage Trust, Mileage Trust and AMR Trust, as defined by the 1940 Act, because of his position as President of the Manager. Mr. Feld is deemed to be an "interested person" of the AAdvantage Trust and AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the AMR and AAdvantage Trusts' investment advisers.

       The Trusts have an Audit Committee, consisting of Messrs. Feld, Kelly, O'Sullivan, Turner, and Youngblood. With the exception of Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts' Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trusts' independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended December 31, 2001.

       The Trusts also have a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Boards. The Nominating Committee met once during the fiscal year ended December 31, 2001.

       Akin, Gump provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

       The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trusts as a whole as of the calendar year ended December 31, 2001.


                                                     INTERESTED                           NON-INTERESTED
                                                     ----------       -------------------------------------------------------
                                                        QUINN         FELD     KELLY     O'SULLIVAN    TURNER      YOUNGBLOOD
                                                        -----         ----     -----     ----------    ------      ----------
   MONEY MARKET                                         None          None      None        None        None          None
   MUNICIPAL MONEY MARKET                               None          None      None        None        None          None
   U.S. GOV'T MONEY MARKET                              None          None      None        None        None          None
 AADVANTAGE TRUST ON AN AGGREGATE BASIS                 None          None      None        None        None          None
   MONEY MARKET MILEAGE                                 None          None      None        None        None          None
   MUNICIPAL MONEY MARKET MILEAGE                       None          None      None        None        None          None
   U.S. GOV'T MONEY MARKET MILEAGE                      None          None      None        None        None          None
 MILEAGE TRUST ON AN AGGREGATE BASIS                    None          None      None        None        None          None


       The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.

       R. Gerald Turner is the President of Southern Methodist University. Mr. Don Carty, the CEO and Chairman of the Board of Directors of AMR Corporation, the parent company of the Manager, has served on the Southern Methodist University Board of Trustees since July 2000. In 1996, Mr. Turner borrowed $95,000 from Texas Commerce Bank to purchase shares of Clear Channel Communications, Inc., a company on whose Board of Directors Mr. Turner served at the time. Texas Commerce Bank was subsequently purchased by Chase Manhattan Corporation, which is now part of J.P. Morgan Chase & Co., the parent company of an investment adviser to the AAdvantage Trust. As of December 31, 2001, the loan balance was $70,000. The interest rate on the loan adjusts based on the prime rate; as of December 31, 2001, the interest rate was 4.00%.

       As compensation for their service to the Trusts, the American AAdvantage Select Funds (the "Select Funds") and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts, the Select Funds and the AMR Trust pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts, the Select Funds and the AMR Trust compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                             Aggregate       Aggregate     Pension or Retirement       Total Compensation
                           Compensation    Compensation     Benefits Accrued as     From the Trusts, Select
                             From the        From the       Part of the Trusts'       Funds and AMR Trust
Name of Trustee          AAdvantage Trust  Mileage Trust         Expenses                  (24 Funds)
---------------          ----------------  -------------   ---------------------    -----------------------
                                        INTERESTED TRUSTEES
William F. Quinn               $0                $0                 $0                        $0
Alan D. Feld                 $9,428            $1,565               $0                      $63,782
Stephen D. O'Sullivan*       $4,250             $705                $0                      $28,750

                             Aggregate       Aggregate     Pension or Retirement       Total Compensation
                           Compensation    Compensation     Benefits Accrued as     From the Trusts, Select
                             From the        From the       Part of the Trusts'       Funds and AMR Trust
Name of Trustee          AAdvantage Trust  Mileage Trust         Expenses                  (24 Funds)
---------------          ----------------  -------------   ---------------------    -----------------------
                                         NON-INTERESTED TRUSTEES
Ben Fortson**                 $2,119            $352                 $0                     $14,338
Dee J. Kelly, Jr.***           $21               $3                  $0                       $142
R. Gerald Turner***            $174             $29                  $0                      $1,176
Kneeland Youngblood           $9,542           $1,584                $0                     $64,550

* For the fiscal year ended October 31, 2001, Mr. O'Sullivan was an Interested Trustee due to his ownership of stock in AMR Corporation, the parent company of the Manager.
** Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.
*** Messrs. Kelly and Turner were elected as Trustees in August 2001.

       The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts and affiliated trusts for at least 5 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

       During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

       The Manager and the Trusts have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

       There were no persons deemed to control any of the Funds by virtue of their beneficial ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2002. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. The following persons were record owners of 5% or more of the outstanding shares of a Fund or of the Platinum Class of a Fund as of January 31, 2002:

                    American AAdvantage Money Market Fund                    Total Fund        Platinum Class
                    -------------------------------------                    ----------        --------------
                    National Investor Services Corp.                            11.9%               9.0%
                      55 Water Street, 32nd Floor
                      New York, NY  10041-3299
                    SWS Securities                                              42.3%              91.0%
                      1201 Elm Street, Suite 4300
                      Dallas, TX  75270-2180

          American AAdvantage Municipal Money Market Fund                     Total Fund       Platinum Class
          -----------------------------------------------                     ----------       --------------
          National Investor Services Corp.                                      20.3%              15.2%
            55 Water Street, 32nd Floor
            New York, NY  10041-3299
          SWS Securities                                                        78.7%              84.9%
            1201 Elm Street, Suite 4300
            Dallas, TX  75270-2180

          American AAdvantage U.S. Gov't Money Market Fund                    Total Fund       Platinum Class
          ------------------------------------------------                    ----------       --------------
          National Investor Services Corp.                                                          9.3%
            55 Water Street, 32nd Floor
            New York, NY  10041-3299
          SWS Securities                                                         38.7%             90.7%
            1201 Elm Street, Suite 4300
            Dallas, TX  75270-2180

             American AAdvantage Money Market Mileage Fund                    Total Fund       Platinum Class
             ---------------------------------------------                    ----------       --------------
             National Investor Services Corp.                                    88.6%             94.7%
               55 Water Street, 32nd Floor
               New York, NY  10041-3299
             SWS Securities                                                                         5.3%
               1201 Elm Street, Suite 4300
               Dallas, TX  75270-2180

       American AAdvantage Municipal Money Market Mileage Fund                 Total Fund      Platinum Class
       -------------------------------------------------------                 ----------      --------------
       National Investor Services Corp.                                           60.0%            100.0%
         55 Water Street, 32nd Floor
         New York, NY  10041-3299

      American AAdvantage U.S. Gov't Money Market Mileage Fund                 Total Fund      Platinum Class
      --------------------------------------------------------                 ----------      --------------
      National Investor Services Corp.                                            35.2%            100.0%
        55 Water Street, 32nd Floor
        New York, NY  10041-3299

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

       The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

          o  complying with reporting requirements;
          o  corresponding with shareholders;
          o maintaining internal bookkeeping, accounting and auditing services and records; and
          o supervising the provision of services to the Trusts by third parties.

       Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

       The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI, some of which are no longer operational. Management fees for those funds in the AAdvantage and Mileage Trusts with a fiscal year ending October 31 were approximately as follows: 1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to other investment advisers; 2000, $11,612,000, of which approximately $7,840,000 was paid by the Manager to other investment advisers; 2001, $10,359,000, of which approximately $7,120,000 was paid by the Manager to other investment advisers. Management fees in the amount of approximately $29,000, $7,000 and $39,500 were waived by the Manager during the fiscal years ended October 31, 1999, 2000 and 2001, respectively.

       The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2000 and 2001 were approximately $4,677,000 and $10,352,000. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.

       In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1999, $10,120,000; 2000, $2,610,000; and 2001, $2,426,000.
Administrative service fees for the Mileage Trust for the fiscal years ended October 31, 1999, 2000 and 2001 were approximately $1,324,000, $41,000 and
$36,000, respectively. Administrative services fees for those funds in the AAdvantage Trust for the fiscal years ended December 31, 2000 and 2001 were approximately $7,540,000 and $6,900,000. Administrative services fees for those funds in the Mileage Trust for the fiscal years ended December 31, 2000 and 2001 were approximately $3,886,000 and $4,871,000. These amounts include payments by funds and classes of the AAdvantage and Mileage Trusts not included in this SAI, some of which are no longer operational.

       The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Fund for distribution-related services, including costs of advertising and AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 1999, 2000 and 2001 were approximately $764,000, $41,000 and $36,000, respectively. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2000 and 2001 were approximately $1,830,000 and $2,203,000, respectively. These amounts include payments by funds and classes of the Mileage Trust not included in this SAI, some of which are no longer operational.

       The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 1999, $213,000; 2000, $206,541; and 2001, $309,704. The Portfolios with a fiscal year-end of December 31 do not participate in securities lending, so the Manager received no compensation for those Portfolios for the fiscal years ended December 31, 2000 and 2001.

       SWS Financial Services, located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares and, as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the AAdvantage and Mileage Trusts and the Select Funds.

                             OTHER SERVICE PROVIDERS

       The transfer agent for the Trust is State Street Bank & Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, located in Dallas, Texas.
                        PORTFOLIO SECURITIES TRANSACTIONS

       In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available.

                               REDEMPTIONS IN KIND

       Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

       It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

       To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

       o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");

       o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

       o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under Section 103(a) of the Tax Code ("Distribution Requirement").

       Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions by the Municipal Money Market Funds that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") - as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

       Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

       See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or its corresponding Portfolio may employ.

TAXATION OF THE PORTFOLIOS

       The Portfolios and their Relationship to the Funds. Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

       Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

       Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

       Taxation of Certain Investments. The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in a Portfolio that holds those securities, the Municipal Money Market Funds would have to take into account their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Funds, their net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Funds, their share of the Municipal Money Market Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

       A dividend or other distribution a Fund declared in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

       If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

       Distributions by the Municipal Money Market Funds of the amount by which their respective share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends paid by the Municipal Money Market Funds will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Tax Code. The Funds and Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Tax Code.

       Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

       Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

       The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

       The Platinum Class of the AAdvantage Trust commenced operations on November 7, 1995, the Platinum Class of the Money Market Mileage Fund commenced operations on January 29, 1996, and the Platinum Class of the Municipal Money Market Mileage Fund and the U.S. Government Money Market Mileage Fund commenced operations on November 1, 1999. For purposes of advertising performance, and in accordance with SEC staff interpretations, the Funds in the AAdvantage Trust have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust for periods prior to their inception date. The Mileage Funds have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust (except the Municipal Money Market Mileage Fund), the Mileage Class of the Funds in the AAdvantage Trust, and the Mileage Class of the Funds in the Mileage Trust for periods prior to their inception date. The performance results for the Platinum Class are lower, because the expenses for the other classes (except for the Mileage Funds) do not reflect the 12b-1 fees, Administrative Services Plan fees or other class expenses that will be borne by the Platinum Class.

       A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Funds, and the applicable Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

       The yields of the Funds may be calculated in one of two ways:

       (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

       (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

       The current and effective yields for the Funds were as follows for the periods indicated:

                                            Current daily    Current yield for the    Effective yield for the
                                             yield as of        seven-day period          seven-day period
                                             December 31,      ended December 31,        ended December 31,
                                                 2001                2001                      2001
                                            -------------    ---------------------    -----------------------
Platinum Class
  Money Market Fund                              1.46%                1.36%                     1.37%
  Municipal Money Market Fund                    0.70%                0.64%                     0.64%
  U.S. Government Money Market Fund              1.36%                1.32%                     1.32%
  Money Market Mileage Fund                      1.38%                1.28%                     1.28%
  Municipal Money Market Mileage Fund            0.63%                0.57%                     0.57%
  U.S. Gov't. Money Market Mileage Fund          1.20%                1.16%                     1.16%

       The Municipal Money Market Funds also may advertise a tax-equivalent current and effective yield. The tax-equivalent yields are calculated as follows:

     CURRENT YIELD/(1 - APPLICABLE TAX RATE) = CURRENT TAX-EQUIVALENT YIELD

   EFFECTIVE YIELD/(1 - APPLICABLE TAX RATE) = EFFECTIVE TAX-EQUIVALENT YIELD

Based on these formulas and a 39.6% personal tax rate, the current and effective tax equivalent yields for the Municipal Money Market Funds for the seven-day period ending December 31, 2001 were:

                                                        Current                         Effective
Class                                             Tax Equivalent Yield            Tax Equivalent Yield
-----                                             --------------------            --------------------
Municipal Money Market Fund                              1.06%                            1.06%
Municipal Money Market Mileage Fund                      0.94%                            0.94%

       The advertised total return for a class of a Fund would be calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                P(1 + T)(N)= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

       Based on this formula, annualized total returns were as follows for the periods indicated:

                                                                                                    For the period
                                                                                                         from
                                              For the one-     For the five-     For the ten-        commencement
                                              year period       year period      year period         of operations
                                                 ended            ended             ended               through
                                              December 31,     December 31,      December 31,        December 31,
                                                2001(1)           2001(1)         2001(1)               2001(1)
                                              ------------     -------------     ------------       -------------
Platinum Class
  Money Market Fund                               3.45%            4.65%             4.54%               5.58%
  Municipal Money Market Fund                     1.82%            2.57%             N/A(2)              2.74%
  U. S. Gov't. Money Market Fund(3)               3.37%            4.47%             N/A(2)              4.33%
  Money Market Mileage Fund                       3.32%            4.52%             4.36%               5.45%
  Municipal Money Market Mileage Fund             1.72%            2.75%             N/A(2)              2.82%
  U.S. Gov't. Money Market Mileage Fund(3)        3.22%            4.66%             N/A(2)              4.41%

(1) Performance of the Funds of the AAdvantage Trust represents total returns achieved by the Institutional Class from the inception date of each Fund up to the inception date of the Platinum Class on 11/7/95. Performance of the Money Market Mileage Fund represents total returns of the Money Market Fund-Institutional Class (9/1/87-10/31/91), the Money Market Fund-Mileage Class (11/1/91-10/31/95), the Money Market Mileage Fund-Mileage Class (11/1/95-1/28/96) and the Money Market Mileage Fund-Platinum Class since its 1/29/96 inception.

     Performance of the Municipal Money Market Mileage Fund represents total returns of the Municipal Money Market Fund-Mileage Class (11/10/93-10/31/95), the Municipal Money Market Mileage Fund-Mileage Class (11/1/95-10/31/99) and the Municipal Money Market Mileage Fund-Platinum Class since its 11/1/99 inception. Performance of the U.S. Government Money Market Mileage Fund represents total returns of the U.S. Government Money Market Fund-Institutional Class (3/2/92-10/31/93), the U.S. Government Money Market Fund-Mileage Class (11/1/93-10/31/95), the U.S. Government Money Market Mileage Fund-Mileage Class (11/1/95-10/31/99) and the U.S. Government Money Market Mileage Fund-Platinum Class since its 11/1/99 inception. Total returns have not been adjusted for any difference between the fees and expenses of each Fund and the historical fees and expenses of the predecessor Funds. Inception dates are: Money Market Fund-Institutional Class, 9/1/87; Municipal Money Market Fund-Institutional Class, 11/10/93; U.S. Government Money Market Fund-Institutional Class, 3/1/92.

(2)  The Fund was not operational during this period.

(3) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

       Each Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

       In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each Fund also may compare its performance with various indices prepared by independent services such as Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

       Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds also may appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers. A description of the characteristics of the AAdvantage program may appear in Fund advertisements, including its ranking as compared to other frequent flyer programs by various publications.

       From time to time, the Manager may offer special promotions as a means to attract new Mileage Fund shareholders. Such promotions may include contests with free air travel and/or hotel accommodations as prizes. In addition, the Manager may offer special AAdvantage mile awards to those who open a Mileage Fund account during a certain limited time period. In these type of promotion, an investor would receive one AAdvantage mile for each dollar invested a in Mileage Fund (up to a maximum investment dollar limit), in addition to one AAdvantage mile for each ten dollars maintained in a Mileage Fund on an ongoing basis. This offer may be targeted to a specific number of individuals selected from the AAdvantage program membership database by applying various search criteria.

                            DESCRIPTION OF THE TRUSTS

       The AAdvantage Trust, organized on January 16, 1987, and the Mileage Trust, organized on February 22, 1995, (originally named American AAdvantage Funds II) are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Each Trust has not engaged in any other business. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers.

                                OTHER INFORMATION

       Asset-Backed Securities--Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

       Bank Deposit Notes--Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

       Bankers' Acceptances--Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

       Cash Equivalents--Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

       Certificates of Deposit--Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

       Commercial Paper--Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Derivatives--Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

       Dollar Rolls--A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

       Eurodollar and Yankeedollar obligations--Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

       Full Faith and Credit Obligations of the U.S. Government--Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       General Obligation Bonds--General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

       Illiquid Securities--Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

       Loan Participation Interests--Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

       Loan Transactions--Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

       Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

       The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

       Mortgage-Backed Securities--Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

           Collateralized Mortgage Obligations ("CMOs")--CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

           Mortgage Pass-Through Certificates--Mortgage pass-through

       certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

           (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")--GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

           (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")--Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

           (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")--Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

           (4) Mortgage-Related Securities Issued by Private Organizations-- Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

       Municipal Lease Obligations ("MLOs")--MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

       Private Activity Obligations--Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

       Ratings of Long-Term Obligations--The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

       The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

       The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

       The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       Standard & Poor's and Fitch Ratings apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

       Ratings of Municipal Obligations--Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

       Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

       Ratings of Short-term Obligations--The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

       Fitch Ratings' short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

       Repurchase Agreements--A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

       Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

       In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

       Reverse Repurchase Agreements--The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a

Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

       Resource Recovery Obligations--Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

       Revenue Obligations--Revenue obligations are backed by the revenue cash flow of a project or facility.

       Section 4(2) Securities--Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

       The AMR Trust Board and the Manager will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

       Tax, Revenue or Bond Anticipation Notes--Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

       U.S. Government Securities--U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

       U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

       Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

       U.S. Treasury Obligations--U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

       Variable or Floating Rate Obligations--A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

       Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

       (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

       (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

       Variable Rate Auction and Residual Interest Obligations--Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

       When-Issued and Forward Commitment Transactions--For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS

       The American AAdvantage Money Market Funds' and the American AAdvantage Money Market Mileage Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 2001, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

                        AMERICAN AADVANTAGE MILEAGE FUNDS

                            PART C. OTHER INFORMATION


Item 23.                  Exhibits

         (a)              Amended and Restated Declaration of Trust - (ii)
         (b)              Amended Bylaws - (ii)
         (c)              Voting trust agreement  -- none
         (d)(i)(A) Management Agreement between American AAdvantage Mileage Funds and AMR Investment Services, Inc., dated October 1, 1995 - (ii)

            (i)(B) Supplement to Management Agreement, dated December 17, 1996 - (i)

            (i)(C)        Supplement to Management Agreement, dated July 25,
                          1997 - (iv)

            (i)(D) Supplement to Management Agreement, dated November 21, 1997 - (iv)

            (i)(E) Supplement to Management Agreement, dated September 1, 1998 - (iv)

            (i)(F) Supplement to Management Agreement, dated January 1, 1999 - (iv)

            (i)(G)        Supplement to Management Agreement, dated May 19, 2000
                          - (vii)

            (i)(H) Supplement to Management Agreement, dated October 17, 2001 - filed herewith

         (e) Distribution Agreement among the American AAdvantage Mileage Funds, the American AAdvantage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (v)

         (f)              Bonus, profit sharing or pension plans - none

         (g) Custodian Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (iii)

         (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (iii)

             (ii) Securities Lending Authorization Agreement between American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (iii)

             (iii) Credit Agreement between American AAdvantage Mileage Funds and AMR Investment Services, Inc., dated December 1, 1999 - (iv)

             (iv) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (iv)

             (v) Purchase Agreement between American AAdvantage Mileage Funds and John H. Harland Company, dated December 1, 2001 - filed herewith

         (i)              Opinion and consent of counsel - filed herewith

         (j)              Consent of Independent Auditors - filed herewith

         (k) Financial statements omitted from prospectus -- (not applicable)

         (l)              Letter of investment intent - (ii)

         (m)(i)           Plan pursuant to Rule 12b-1 for the Mileage Class -
                          (ii)

            (ii)          Plan pursuant to Rule 12b-1 for the Platinum Class -
                          (ii)

            (iii)         Administrative Services Plan for the Platinum Class -
                          (ii)

         (n)              Plan Pursuant to Rule 18f-3 - (ii)

         (o)(i) Code of Ethics of Registrant, American AAdvantage Funds, American Select Funds and AMR Investment Services Trust - (vi)

            (ii)          Code of Ethics of AMR Investment Services - (vi)

         Other:           Powers of Attorney for Trustees (Alan D. Feld, Stephen
                          D. O'Sullivan, and Kneeland Youngblood) - (i)

                          Powers of Attorney for Trustees (R. Gerald Turner and Dee J. Kelly, Jr.) - (viii)

-----------------------

(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv) Incorporated by reference to Post-Effective Amendment No. 10 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(v) Incorporated by reference to Post-Effective Amendment No. 11 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(vi) Incorporated by reference to Post-Effective Amendment No. 32 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(vii) Incorporated by reference to Post-Effective Amendment No. 12 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2001.

(viii) Incorporated by reference to Post-Effective Amendment No. 37 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.


Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Mileage Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

             (i) every person who is, or has been, a Trustee or officer of the Mileage Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

             (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Mileage Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Mileage Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Mileage Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Mileage Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Mileage Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Mileage Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

             (i) such Covered Person shall have provided appropriate security for such undertaking;

             (ii) the Mileage Trust is insured against losses arising out of any such advance payments; or

             (iii) either a majority of the Trustees who are neither interested persons of the Mileage Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Mileage Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Mileage Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

             (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205, is the principal underwriter for the Mileage Trust, the American AAdvantage Funds and the American AAdvantage Select Funds.

             (b) The directors and officers of the Mileage Trust's principal underwriter are:

                               Positions & Offices            Position
Name                           with Underwriter               with Registrant
----                           -------------------            ---------------
Kerry Rigdon                   President and CEO              None
Brian White                    Vice President                 None
Kenneth Shade                  Vice President                 None
Ray Huie                       Vice President                 None

         The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28. Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows.

31a-1(b)(1) - Journals - in the physical possession of the Trust's custodian 31a-1(b)(2)(i), (ii) & (iii) - in the physical possession of the Trust's custodian
31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent 31a-1(b)(4) - in the physical possession of the Trust's Manager
31a-1(b)(5) - in the physical possession of the Trust's Manager
31a-1(b)(6) - in the physical possession of the Trust's Manager and custodian 31a-1(b)(7) - in the physical possession of the Trust's custodian
31a-1(b)(8) - in the physical possession of the Trust's custodian
31a-1(b)(9) - in the physical possession of the Trust's Manager
31a-1(b)(10) - in the physical possession of the Trust's Manager
31a-1(b)(11) - in the physical possession of the Trust's Manager
31a-1(b)(12) - in the physical possession of the Trust's Manager and custodian.

Item 29. Management Services

             All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions in under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2002. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                          AMERICAN AADVANTAGE MILEAGE FUNDS

                                          By: /s/ William F. Quinn
                                             -----------------------------------
                                                  William F. Quinn
                                                  President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----
/s/ William F. Quinn                President and             March 1, 2002
---------------------------         Trustee
William F. Quinn

Alan D. Feld*                       Trustee                   March 1, 2002
---------------------------
Alan D. Feld

Dee J. Kelly, Jr.*                  Trustee                   March 1, 2002
---------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*              Trustee                   March 1, 2002
---------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                   Trustee                   March 1, 2002
---------------------------
R. Gerald Turner

Kneeland Youngblood *               Trustee                   March 1, 2002
---------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         --------------------------------------------
         William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2002. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                           AMR INVESTMENT SERVICES TRUST

                                           By: /s/ William F. Quinn
                                               -------------------------------
                                                   William F. Quinn
                                                   President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement for the American AAdvantage Mileage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----
/s/ William F. Quinn                President and             March 1, 2002
---------------------------         Trustee
William F. Quinn

Alan D. Feld*                       Trustee                   March 1, 2002
---------------------------
Alan D. Feld

Dee J. Kelly, Jr.*                  Trustee                   March 1, 2002
---------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*              Trustee                   March 1, 2002
---------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                   Trustee                   March 1, 2002
---------------------------
R. Gerald Turner

Kneeland Youngblood *               Trustee                   March 1, 2002
---------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         --------------------------------------------
         William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS

         EXHIBIT
         NUMBER                  DESCRIPTION
         ---------               -----------
         (a)              Amended and Restated Declaration of Trust - (ii)
         (b)              Amended Bylaws - (ii)
         (c)              Voting trust agreement  -- none
         (d)(i)(A)        Management Agreement between American AAdvantage
                          Mileage Funds and AMR Investment Services, Inc., dated
                          October 1, 1995 - (ii)

            (i)(B)        Supplement to Management Agreement, dated December 17,
                          1996 - (i)

            (i)(C)        Supplement to Management Agreement, dated July 25,
                          1997 - (iv)

            (i)(D)        Supplement to Management Agreement, dated November 21,
                          1997 - (iv)

            (i)(E)        Supplement to Management Agreement, dated September 1,
                          1998 - (iv)

            (i)(F)        Supplement to Management Agreement, dated January 1,
                          1999 - (iv)

            (i)(G)        Supplement to Management Agreement, dated May 19, 2000
                          - (vii)

            (i)(H)        Supplement to Management Agreement, dated October 17,
                          2001 - filed herewith

         (e)              Distribution Agreement among the American AAdvantage
                          Mileage Funds, the American AAdvantage Funds, the
                          American Select Funds and SWS Financial Services,
                          Inc., dated December 31, 1999 - (v)

         (f)              Bonus, profit sharing or pension plans - none

         (g)              Custodian Agreement between the American AAdvantage
                          Mileage Funds and State Street Bank and Trust
                          Company, dated December 1, 1997 - (iii)

         (h)(i)           Transfer Agency and Service Agreement between the
                          American AAdvantage Mileage Funds and State Street
                          Bank and Trust Company, dated January 1, 1998 - (iii)

             (ii)         Securities Lending Authorization Agreement between
                          American AAdvantage Mileage Funds and State Street
                          Bank and Trust Company, dated January 2, 1998 - (iii)

             (iii)        Credit Agreement between American AAdvantage Mileage
                          Funds and AMR Investment Services, Inc., dated
                          December 1, 1999 - (iv)

             (iv)         Administrative Services Agreement among American
                          AAdvantage Funds, American AAdvantage Mileage Funds,
                          AMR Investment Services Trust, AMR Investment
                          Services, Inc. and State Street Bank and Trust
                          Company, dated November 29, 1999 - (iv)

             (v)          Purchase Agreement between American AAdvantage Mileage
                          Funds and John H. Harland Company, dated December 1,
                          2001 - filed herewith

         (i)              Opinion and consent of counsel - filed herewith

         (j)              Consent of Independent Auditors - filed herewith

         (k) Financial statements omitted from prospectus -- (not applicable)

         (l)              Letter of investment intent - (ii)

         (m)(i)           Plan pursuant to Rule 12b-1 for the Mileage Class -
                          (ii)

            (ii)          Plan pursuant to Rule 12b-1 for the Platinum Class -
                          (ii)

            (iii)         Administrative Services Plan for the Platinum Class -
                          (ii)

         (n)              Plan Pursuant to Rule 18f-3 - (ii)

         (o)(i)           Code of Ethics of Registrant, American AAdvantage
                          Funds, American Select Funds and AMR Investment
                          Services Trust - (vi)

            (ii)          Code of Ethics of AMR Investment Services - (vi)

         Other:           Powers of Attorney for Trustees (Alan D. Feld, Stephen
                          D. O'Sullivan, and Kneeland Youngblood) - (i)

                          Powers of Attorney for Trustees (R. Gerald Turner and
                          Dee J. Kelly, Jr.) - (viii)

-----------------------

(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv) Incorporated by reference to Post-Effective Amendment No. 10 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(v) Incorporated by reference to Post-Effective Amendment No. 11 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(vi) Incorporated by reference to Post-Effective Amendment No. 32 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(vii) Incorporated by reference to Post-Effective Amendment No. 12 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2001.

(viii) Incorporated by reference to Post-Effective Amendment No. 37 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.


                                       2